TYPE:	13F-HR
PERIOD	03/31/2006
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch Co Cl A    COM              002896207     1230 21100.0000 SH     Sole               21000.0000          100.0000
Altera Corporation             COM              021441100     1262 61145.0000 SH     Sole               61145.0000
Altria Group Inc               COM              02209S103     1160 16376.0000 SH     Sole               16346.0000           30.0000
Amazon.Com Inc                 COM              023135106     1106 30275.0000 SH     Sole               30275.0000
Amgen Inc                      COM              031162100      498 6842.0000 SH      Sole                6842.0000
Anheuser-Busch Cos Inc         COM              035229103     1109 25925.0000 SH     Sole               25875.0000           50.0000
Automatic Data Processing      COM              053015103     2078 45487.0000 SH     Sole               45487.0000
Beckman Coulter Inc            COM              075811109      251 4600.0000 SH      Sole                4600.0000
Bed Bath & Beyond Inc          COM              075896100      323 8400.0000 SH      Sole                8400.0000
Bemis Company                  COM              081437105      283 8954.0000 SH      Sole                8954.0000
Berkshire Hthwy Cl A           COM              084670108     6324  70.0000 SH       Sole                  67.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207     9983 3314.5000 SH      Sole                3164.5000          150.0000
Biomet Inc                     COM              090613100      899 25300.0000 SH     Sole               25300.0000
Boston Scientific Corp         COM              101137107      386 16745.0000 SH     Sole               16745.0000
Boulder Growth & Income Fund   COM              101507101      656 85000.0000 SH     Sole               85000.0000
Boulder Total Return Fund      COM              101541100    15004 841979.0000 SH    Sole              833345.0000         8634.0000
Bristol-Myers Squibb Co        COM              110122108      299 12165.0000 SH     Sole               12165.0000
Caterpillar Inc                COM              149123101      840 11700.0000 SH     Sole               11700.0000
Cephalon Inc                   COM              156708109     1807 30000.0000 SH     Sole               30000.0000
China Yuchai Intl Ltd          COM              G21082105       14 1800.0000 SH      Sole                1800.0000
Cisco Systems Inc Com          COM              17275R102      954 44014.0000 SH     Sole               44014.0000
Citigroup Inc Com              COM              172967101     1189 25183.9998 SH     Sole               23776.9998         1407.0000
Coca Cola Co Com               COM              191216100      472 11283.0000 SH     Sole               11238.0000           45.0000
Comcast Corp-Special Cl A      COM              20030N200      287 11000.0000 SH     Sole               11000.0000
Costco Wholesale Corp          COM              22160K105     2376 43875.0000 SH     Sole               43875.0000
Danaher Corp                   COM              235851102      721 11350.0000 SH     Sole               11350.0000
De Luxe Corp                   COM              248019101      360 13750.0000 SH     Sole               13700.0000           50.0000
Dell Inc                       COM              24702R101     1006 33800.0000 SH     Sole               33800.0000
Disney Walt Co Com             COM              254687106     1483 53165.0000 SH     Sole               53165.0000
Dow Jones & Co Inc             COM              260561105      611 15550.0000 SH     Sole               15550.0000
E*Trade Group Inc              COM              269246104     1464 54270.0000 SH     Sole               54270.0000
EBay Inc                       COM              278642103      203 5200.0000 SH      Sole                5200.0000
EMC Corp Mass Com              COM              268648102     1309 96044.0000 SH     Sole               96044.0000
Eaton Corp                     COM              278058102      248 3400.0000 SH      Sole                3400.0000
Elan Corp PLC Spon ADR         COM              284131208      195 13500.0000 SH     Sole               13500.0000
Electronic Arts Inc            COM              285512109      305 5575.0000 SH      Sole                5575.0000
Expedia Inc                    COM              30212P105      325 16050.0000 SH     Sole               15950.0000          100.0000
Express Scripts Inc            COM              302182100      229 2600.0000 SH      Sole                2600.0000
Exxon Mobil Corproration       COM              30231G102      328 5385.0000 SH      Sole                5385.0000
FedEx Corp                     COM              31428x106      528 4675.0000 SH      Sole                4675.0000
First Trust Value Line DVD     COM              33735A100      203 13900.0000 SH     Sole               13900.0000
Fiserv Inc                     COM              337738108      802 18850.0000 SH     Sole               18850.0000
Forest City Enterprises Cl A   COM              345550107      332 7040.0000 SH      Sole                7040.0000
Genentech Inc                  COM              368710406      296 3500.0000 SH      Sole                3500.0000
General Elec Co Com            COM              369604103      798 22949.0000 SH     Sole               22611.0000          338.0000
Google Inc Cl A                COM              38259P508      936 2400.0000 SH      Sole                2400.0000
H&R Block Inc                  COM              093671105      205 9450.0000 SH      Sole                9450.0000
Hewlett-Packard Co             COM              428236103     1179 35838.0000 SH     Sole               35838.0000
Home Depot Inc Com             COM              437076102     2183 51606.0000 SH     Sole               51606.0000
IAC/InterActiveCorp            COM              44919P300      659 22375.0000 SH     Sole               22275.0000          100.0000
IShares DJ Select Dividend     COM              464287168      299 4775.0000 SH      Sole                4775.0000
IShares MSCI Japan Index Fd    COM              464286848     2134 148175.0000 SH    Sole              148175.0000
IShares NASDAQ Biotech Index   COM              464287556      394 4783.0000 SH      Sole                4783.0000
IShares Russell 1000 Value     COM              464287598      361 4935.0000 SH      Sole                4935.0000
IShares S&P 500/Barra Growth   COM              464287309      383 6285.0000 SH      Sole                6285.0000
IShares S&P SmallCap 600       COM              464287804      225 3450.0000 SH      Sole                3450.0000
Intel Corp Com                 COM              458140100      697 35838.0000 SH     Sole               35838.0000
JP Morgan Chase & Co.          COM              46625H100     1960 47081.0000 SH     Sole               47026.0000           55.0000
Johnson & Johnson Com          COM              478160104      963 16264.5250 SH     Sole               16164.5250          100.0000
Knight Trading Group Inc       COM              499063105      295 21200.0000 SH     Sole               21200.0000
Laboratory Corp of Amer Hldgs  COM              50540R409     1497 25600.0000 SH     Sole               25600.0000
Lear Corp                      COM              521865105      500 28175.0000 SH     Sole               28175.0000
Leucadia Natl Corp Com         COM              527288104     2073 34750.0000 SH     Sole               34750.0000
Level 3 Communications Inc     COM              52729N100       85 16500.0000 SH     Sole                1000.0000        15500.0000
Liz Claiborne Inc              COM              539320101      410 10004.0000 SH     Sole               10004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      262 7750.0000 SH      Sole                7750.0000
McDonald's Corporation         COM              580135101      481 13999.0000 SH     Sole               13999.0000
Mentor Graphics Corp           COM              587200106      265 24000.0000 SH     Sole               24000.0000
Merck & Co Inc Com             COM              589331107      252 7155.0000 SH      Sole                6940.0000          215.0000
Mercury Genl Corp New Com      COM              589400100      780 14200.0000 SH     Sole               14100.0000          100.0000
Microsoft Corp Com             COM              594918104     1996 73357.0000 SH     Sole               73107.0000          250.0000
Mitsubishi UFJ Fincl ADR       COM              606822104     2117 139200.0000 SH    Sole              139200.0000
NY Community Bancorp           COM              649445103     1061 60550.0000 SH     Sole               60550.0000
Nasdaq 100 Shares              COM              631100104     1054 25145.0000 SH     Sole               25145.0000
New York Times Co Cl A         COM              650111107      693 27400.0000 SH     Sole               27400.0000
Nokia Corp - Spon ADR          COM              654902204      574 27715.0000 SH     Sole               27615.0000          100.0000
Omnicare Inc Com               COM              681904108      555 10100.0000 SH     Sole               10100.0000
Outback Steakhouse Inc         COM              689899102      614 13950.0000 SH     Sole               13950.0000
Palm Inc                       COM              696643105      764 33000.0000 SH     Sole               33000.0000
Paychex Inc                    COM              704326107      208 5000.0000 SH      Sole                5000.0000
Pfizer Inc Com                 COM              717081103      963 38657.9325 SH     Sole               38326.9325          331.0000
Plum Creek Timber Co Inc       COM              729251108     1327 35925.0000 SH     Sole               35925.0000
Priceline.com                  COM              741503403      600 24150.0000 SH     Sole               24150.0000
Procter & Gamble Co Com        COM              742718109      353 6123.0000 SH      Sole                6123.0000
Sears Holdings Corp            COM              812350106     1137 8625.0000 SH      Sole                8625.0000
Shaw Communications Inc B      COM              82028K200     1729 72307.0000 SH     Sole               72307.0000
Sirius Satellite Radio Inc     COM              82966U103      323 63700.0000 SH     Sole               63700.0000
Six Flags Inc                  COM              83001P109     5208 511582.0000 SH    Sole              511582.0000
Sprint Nextel Corp             COM              852061100      902 34892.0000 SH     Sole               34892.0000
Station Casinos Inc            COM              857689103      433 5450.0000 SH      Sole                5450.0000
Stryker Corp Com               COM              863667101     1683 37950.0000 SH     Sole               37950.0000
Sysco Corp                     COM              871829107      587 18309.0000 SH     Sole               18309.0000
Tellabs Inc                    COM              879664100     1352 85050.0000 SH     Sole               85050.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      428 10385.0000 SH     Sole               10385.0000
Texas Instruments Inc          COM              882508104     1074 33065.0000 SH     Sole               33065.0000
The DirecTV Group Inc          COM              25459L106      843 51375.0000 SH     Sole               51375.0000
Time Warner Inc                COM              887317105      638 37973.0000 SH     Sole               37973.0000
Toyota Industries Corp         COM              J92628106      408 10000.0000 SH     Sole               10000.0000
Tyco International Ltd         COM              902124106     2016 75006.0000 SH     Sole               75006.0000
UST Inc Com                    COM              902911106      706 16975.0000 SH     Sole               16975.0000
Under Armour Inc Cl A          COM              904311107      791 24400.0000 SH     Sole               24400.0000
UnitedHealth Group Inc         COM              91324P102      279 5000.0000 SH      Sole                5000.0000
Wal Mart Stores Inc Com        COM              931142103     2178 46107.0000 SH     Sole               46107.0000
Walgreen Co                    COM              931422109      755 17500.0000 SH     Sole               17500.0000
Waters Corporations            COM              941848103     1254 29050.0000 SH     Sole               29050.0000
Wells Fargo & Co New Com       COM              949746101     1167 18275.0000 SH     Sole               18275.0000
Yahoo! Inc Com                 COM              984332106      256 7950.0000 SH      Sole                7950.0000